Fair Value (Details 6) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value at estimated fair value	$ 56,915	$ 58,976
Variable interest entities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unpaid principal balance	3,019	6,636
Excess estimated fair value over unpaid principal balance	119	204
Carrying value at estimated fair value	3,187	6,840
Recurring [Member] | Variable interest entities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value at estimated fair value	$ 3,138	$ 6,840